Other liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities

	December 31,	December 31,
	2015	2014
Derivative liability	$—	$11
Due to individual investors	4,887	—
Withholding individual income tax payable (See Note 24)	15,199	—
Other current liabilities	51,293	33,751

Total other current liabilities	71,379	33,762
Other non-current liabilities	421	25,535
Accrued warranty reserve	1,594	1,608

Total other non-current liabilities	2,015	27,143

Total of other liabilities	$73,394	$60,905